Debt (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jul. 23, 2024	Jun. 30, 2024	Feb. 01, 2024
Short-Term Debt [Line Items]
Derivative liabilities fair value	$ 1,413,568						$ 1,413,568		$ 530,572
Principal amount											$ 1,473,888
Mortgage note with a fair value								$ 67,262
Mortgage notes payable, net	$ 19,482,659						19,482,659
Working capital				$ 1,547,000		$ 1,547,000		$ 1,547,000
Annual interest rate				15.00%		15.00%
Victorville [Member]
Short-Term Debt [Line Items]
Mortgage note with a fair value							9,492,000
Rancho Mirage [Member]
Short-Term Debt [Line Items]
Mortgage note with a fair value							9,992,000
Loans 30 And 31 [Member]
Short-Term Debt [Line Items]
Aggregate working capital purpose				$ 1,547,000		$ 1,547,000
Interest rate percentage				15.00%		15.00%		15.00%
Loan #1 [Member]
Short-Term Debt [Line Items]
Shares of common stock in connection	6,000,000		6,600,000
Accrued interest	$ 34,748		$ 216,050				$ 34,748
Additional fees	1,750		1,750
Coversion of debt amount	$ 198,000		$ 217,800
Coversion of debt price, per share	$ 0.033		$ 0.033	$ 0.033			$ 0.033	$ 0.033
Principal amount	$ 49,397						$ 49,397
Accrued interest	$ 112,105						$ 112,105
Loan #16 [Member]
Short-Term Debt [Line Items]
Shares of common stock in connection		1,002,339			1,003,444	1,000,170
Accrued interest		$ 2,577			$ 2,364	$ 23,831
Additional fees		1,750			1,750	1,750
Coversion of debt amount		$ 33,077			$ 33,114	$ 33,006
Coversion of debt price, per share		$ 0.033		0.033	$ 0.033	$ 0.033		0.033
Principal amount		$ 28,750			$ 29,000	$ 7,425
Loan #16 [Member] | Full Settlement [Member]
Short-Term Debt [Line Items]
Shares of common stock in connection		1,378,562
Accrued interest		$ 268
Additional fees		1,750
Coversion of debt amount		$ 45,493
Coversion of debt price, per share		$ 0.033
Principal amount		$ 43,475
Loan #2 [Member]
Short-Term Debt [Line Items]
Shares of common stock in connection						6,000,000
Accrued interest						$ 20,963
Additional fees						1,750
Coversion of debt amount						$ 198,000
Coversion of debt price, per share				$ 0.033		$ 0.033		$ 0.033
Principal amount
Default interest						$ 175,287
Series D Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Preferred stock, shares issued	3,334			3,334			3,334	3,334		1,667	1,667	1,667